EQ ADVISORS TRUSTSM – Class K Shares
SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.
The purpose of this Supplement is to provide you with information about a change to the principal investment strategy of each of the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio (each a “Portfolio”, and together, the “Portfolios”) of the Trust.
Information Regarding
EQ/Core Bond Index Portfolio
The first and second paragraphs in the section of the Prospectus entitled “Investments, Risks, and Performance-Principal Investment Strategy” is deleted in its entirety and replaced with the following information:
Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed rate debt securities, or instruments that derive their value from such securities.
The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is managed by an Adviser (“Index Allocated Portion”) who utilizes a passive investment index style focused on debt securities and the second portion of the Portfolio invests in exchange traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances the Index Allocated Portion”) consists of approximately 60% of the Portfolio and the ETF Allocated Portion consists of approximately 40% of the Portfolio.
The Index Allocated Portion of the Portfolio employs a stratified sampling approach to build a portfolio whose broad characteristics match those of the Barclays Capital Intermediate U.S. Government/Credit Index (“Intermediate Government Credit Index”). This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the Intermediate Government Credit Index, and the Portfolio may not track the performance of the Intermediate Government credit Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Credit Index are valued.
The ETF Allocated Portion invests in ETFs (“Underlying ETFs”) that invest primarily in securities with characteristics similar to those of the Intermediate Government Credit Index. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.
*****
Information Regarding
EQ/Intermediate Government Bond Index Portfolio
The first and second paragraphs in the section of the Prospectus entitled “Investments, Risks, and Performance-Principal Investment Strategy” is deleted in its entirety and replaced with the following information:
Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Barclays Capital Intermediate U.S. Government Bond Index (“Intermediate Government Bond Index”), or other financial instruments that derive their value from those securities. The Intermediate Government bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities, or instruments that derive their value from such securities
The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is managed by an Adviser (“Index Allocated Portion”) who utilizes a passive investment index style focused on debt securities and the second portion of the Portfolio invests in exchange traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances the Index Allocated Portion”) consists of approximately 60% of the Portfolio and the ETF Allocated Portion consists of approximately 40% of the Portfolio.
The Index Allocated Portion of the Portfolio employs a stratified sampling approach to build a portfolio whose broad characteristics match those of the Intermediate Government Bond Index. This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the Intermediate Government Bond Index, and the Portfolio may not track the performance of the Intermediate Government Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves.
The ETF Allocated Portion invests in ETFs (“Underlying ETFs”) that invest primarily in securities with characteristics similar to those of the Intermediate Government Bond Index. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.
*****

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027263
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 15, 2012
Prospectus Date	rr_ProspectusDate	Aug 16, 2011
Supplement [Text Block]	eqat1027263_SupplementTextBlock
EQ ADVISORS TRUSTSM – Class K Shares
SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.
The purpose of this Supplement is to provide you with information about a change to the principal investment strategy of each of the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio (each a “Portfolio”, and together, the “Portfolios”) of the Trust.
Information Regarding
EQ/Core Bond Index Portfolio
The first and second paragraphs in the section of the Prospectus entitled “Investments, Risks, and Performance-Principal Investment Strategy” is deleted in its entirety and replaced with the following information:
Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed rate debt securities, or instruments that derive their value from such securities.
The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is managed by an Adviser (“Index Allocated Portion”) who utilizes a passive investment index style focused on debt securities and the second portion of the Portfolio invests in exchange traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances the Index Allocated Portion”) consists of approximately 60% of the Portfolio and the ETF Allocated Portion consists of approximately 40% of the Portfolio.
The Index Allocated Portion of the Portfolio employs a stratified sampling approach to build a portfolio whose broad characteristics match those of the Barclays Capital Intermediate U.S. Government/Credit Index (“Intermediate Government Credit Index”). This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the Intermediate Government Credit Index, and the Portfolio may not track the performance of the Intermediate Government credit Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Credit Index are valued.
The ETF Allocated Portion invests in ETFs (“Underlying ETFs”) that invest primarily in securities with characteristics similar to those of the Intermediate Government Credit Index. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.
*****
Information Regarding
EQ/Intermediate Government Bond Index Portfolio
The first and second paragraphs in the section of the Prospectus entitled “Investments, Risks, and Performance-Principal Investment Strategy” is deleted in its entirety and replaced with the following information:
Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Barclays Capital Intermediate U.S. Government Bond Index (“Intermediate Government Bond Index”), or other financial instruments that derive their value from those securities. The Intermediate Government bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities, or instruments that derive their value from such securities
The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is managed by an Adviser (“Index Allocated Portion”) who utilizes a passive investment index style focused on debt securities and the second portion of the Portfolio invests in exchange traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances the Index Allocated Portion”) consists of approximately 60% of the Portfolio and the ETF Allocated Portion consists of approximately 40% of the Portfolio.
The Index Allocated Portion of the Portfolio employs a stratified sampling approach to build a portfolio whose broad characteristics match those of the Intermediate Government Bond Index. This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the Intermediate Government Bond Index, and the Portfolio may not track the performance of the Intermediate Government Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves.
The ETF Allocated Portion invests in ETFs (“Underlying ETFs”) that invest primarily in securities with characteristics similar to those of the Intermediate Government Bond Index. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.
*****

EQ/Core Bond Index Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock
EQ ADVISORS TRUSTSM – Class K Shares
SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.
The purpose of this Supplement is to provide you with information about a change to the principal investment strategy of each of the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio (each a “Portfolio”, and together, the “Portfolios”) of the Trust.
Information Regarding
EQ/Core Bond Index Portfolio
The first and second paragraphs in the section of the Prospectus entitled “Investments, Risks, and Performance-Principal Investment Strategy” is deleted in its entirety and replaced with the following information:
Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed rate debt securities, or instruments that derive their value from such securities.
The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is managed by an Adviser (“Index Allocated Portion”) who utilizes a passive investment index style focused on debt securities and the second portion of the Portfolio invests in exchange traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances the Index Allocated Portion”) consists of approximately 60% of the Portfolio and the ETF Allocated Portion consists of approximately 40% of the Portfolio.
The Index Allocated Portion of the Portfolio employs a stratified sampling approach to build a portfolio whose broad characteristics match those of the Barclays Capital Intermediate U.S. Government/Credit Index (“Intermediate Government Credit Index”). This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the Intermediate Government Credit Index, and the Portfolio may not track the performance of the Intermediate Government credit Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Credit Index are valued.
The ETF Allocated Portion invests in ETFs (“Underlying ETFs”) that invest primarily in securities with characteristics similar to those of the Intermediate Government Credit Index. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.
*****

EQ/Intermediate Government Bond Index Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1027263_SupplementTextBlock
EQ ADVISORS TRUSTSM – Class K Shares
SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.
The purpose of this Supplement is to provide you with information about a change to the principal investment strategy of each of the EQ/Core Bond Index Portfolio and the EQ/Intermediate Government Bond Index Portfolio (each a “Portfolio”, and together, the “Portfolios”) of the Trust.
Information Regarding
EQ/Intermediate Government Bond Index Portfolio
The first and second paragraphs in the section of the Prospectus entitled “Investments, Risks, and Performance-Principal Investment Strategy” is deleted in its entirety and replaced with the following information:
Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Barclays Capital Intermediate U.S. Government Bond Index (“Intermediate Government Bond Index”), or other financial instruments that derive their value from those securities. The Intermediate Government bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities, or instruments that derive their value from such securities
The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is managed by an Adviser (“Index Allocated Portion”) who utilizes a passive investment index style focused on debt securities and the second portion of the Portfolio invests in exchange traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances the Index Allocated Portion”) consists of approximately 60% of the Portfolio and the ETF Allocated Portion consists of approximately 40% of the Portfolio.
The Index Allocated Portion of the Portfolio employs a stratified sampling approach to build a portfolio whose broad characteristics match those of the Intermediate Government Bond Index. This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the Intermediate Government Bond Index, and the Portfolio may not track the performance of the Intermediate Government Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves.
The ETF Allocated Portion invests in ETFs (“Underlying ETFs”) that invest primarily in securities with characteristics similar to those of the Intermediate Government Bond Index. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.
*****